                            CLASS A, B AND C SHARES

                             AIM EUROPE GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND
                          AIM NEW PACIFIC GROWTH FUND

                        Supplement dated August 5, 1999
         to the Statement of Additional Information dated May 3, 1999, as supplemented June 30, 1999

           The following replaces in its entirety the first paragraph under the heading "BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 9 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. New Pacific may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."

                                 ADVISOR CLASS

                             AIM EUROPE GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND
                          AIM NEW PACIFIC GROWTH FUND

                        Supplement dated August 5, 1999
        to the Statement of Additional Information dated May 3, 1999, as supplemented June 30, 1999

           The following replaces in its entirety the first paragraph under the heading "BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 9 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. New Pacific may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."